7. Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

The Company had following intangible assets as of March 31, 2014 and December 31, 2013:

	3/31/2014	12/31/2013
Identifiable artistic-related assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	3,257,129	3,257,129
Other Intangible Assets	50,000	–
Less Accumulated Amortization (c)	(3,273,323)	(3,261,254)
Intangible Assets, Net	$1,903,637	$1,865,706

	12/31/2013	12/31/2012
Identifiable artistic-related assets (a)	$1,740,000	$–
Trademarks (b)	129,831	129,831
Product Masters (b)	3,257,129	3,279,369
Other Intangible Assets (b)	–	290,161
Less Accumulated Amortization (c)	(3,261,254)	(3,343,291)
Intangible Assets, Net	$1,865,706	$356,070